Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Assets And Liability	$ (90.6)	$ (107.7)
Current	13.2	17.5
Current	(71.9)	(85.7)
Non-current	(31.9)	(39.5)
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Assets And Liability	(17.6)	8.9
Non Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Assets And Liability	$ (73.0)	(116.6)
Other derivatives [member] | Equity price risk [member] | Settlement 2024 [member] | Ticker Embr [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2024 years
Derivative Financial Instrument Assets And Liability		8.5
Notional amount	$ 0.0
Other derivatives [member] | Equity price risk [member] | Settlement 2024 [member] | Embraer [member] | Ticker Embr [Member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about hedging instruments	Equity swap
Other Derivatives Two [Member] | Equity price risk [member] | Settlement 2025 [member] | Ticker Embr [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2025 years
Derivative Financial Instrument Assets And Liability	$ 10.5
Notional amount	$ 53.9
Other Derivatives Two [Member] | Equity price risk [member] | Settlement 2025 [member] | Embraer [member] | Ticker Embr [Member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about hedging instruments	Equity swap
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2024 years
Derivative Financial Instrument Assets And Liability		8.9
Disclosure of detailed information about hedging instruments	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$5.00 and sale of call options at the weighted average exercise price of R$5.48
Notional amount	$ 0.0
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2025 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2025 years
Derivative Financial Instrument Assets And Liability	$ (17.6)
Disclosure of detailed information about hedging instruments	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$5.42 and sale of call options at the weighted average exercise price of R$6.73
Notional amount	$ 456.6
Export financing [member] | Exchange and currency risk rate [member] | Settlement 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2024 years
Derivative Financial Instrument Assets And Liability		(0.1)
Disclosure of detailed information about hedging instruments	Non-Deliverable forwards to exchange euro currency debt to US dollar currency.
Notional amount	$ 0.0
Export financing [member] | Exchange and currency risk rate [member] | Settlement 2025 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2025 years
Derivative Financial Instrument Assets And Liability	$ 2.5
Disclosure of detailed information about hedging instruments	Non-Deliverable forwards to exchange euro currency debt to US dollar currency.
Notional amount	$ 60.0
Private Warrants [Member] | Equity price risk [member] | Settlement 2027 [member] | Ticker Evex [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivative Financial Instrument Assets And Liability	$ (7.0)	(14.0)
Disclosure of detailed information about hedging instruments	Private warrants
Notional amount	$ 14.2
Public Warrants [Member] | Equity price risk [member] | Settlement 2027 [member] | EVEX [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about hedging instruments	Public warrants
Public Warrants [Member] | Equity price risk [member] | Settlement 2027 [member] | Ticker Evex [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivative Financial Instrument Assets And Liability	$ (4.0)	(11.3)
Notional amount	$ 8.2
Strategic Warrants [member] | Equity price risk [member] | Settlement 2027 [member] | EVEX [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about hedging instruments	Strategic warrants
Strategic Warrants [member] | Equity price risk [member] | Settlement 2027 [member] | Ticker Evex [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivative Financial Instrument Assets And Liability	$ (75.0)	$ (99.7)
Notional amount	$ 32.5